Other Liabilities (Details) - Schedule of undiscounted lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of undiscounted lease liabilities [Abstract]
Opening balance	$ 1,563	$ 1,716
Additions	2,012	1,002
Disposal - Net		(657)
Interest expense (note 21)	203	108
Payments	(796)	(606)
Foreign currency adjustment	(28)
Ending balance	2,954	1,563
Current	761	521
Non-current	$ 2,193	$ 1,042